Summary of Amounts Arising from Insurance Contracts (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	$ 4,534	$ 4,202	$ 3,717
Fee income and other revenue	343	363	565
Insurance Claims and Related Expenses	2,707	2,886	2,787
Insurance Revenue	4,877	4,565	4,282
Gross amount arising from insurance contracts [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	5,186	4,845	4,632
Insurance Claims and Related Expenses	2,841	3,380	2,987
Reinsurer's share of amount arising from insurance contracts [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	652	643	915
Insurance Claims and Related Expenses	$ 134	$ 494	$ 200